Related Party Transactions and Balances - Schedule of Amounts due to Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Board member fee	$ 42	$ 110
Due to related parties	73	110
Compensation Committee Chairman [Member]
Related Party Transaction [Line Items]
Due to related parties	1
Audit Committee Chairman [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 30